Other (expense) income - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
(Loss) gain on investment, equity loss of share obligation	$ 42	$ 49
Gain (losses) on disposals of investments	24	$ (6)
Createch
Disclosure of subsidiaries [line items]
Gain (losses) on disposals of investments	39
SUBSIDIARY
Disclosure of subsidiaries [line items]
Gain (losses) on disposals of investments	$ (13)